Financial risk management (Schedule of detailed information about foreign exchange risk) (Details)	Oct. 31, 2023 CAD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash		$ 31,584		$ 33,227
Long-term loan		$ 43,254		$ 43,796
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	$ 38,444		$ 15,715
Other receivables	29,080		13,832
Trade payables and other liabilities	290,311		393,978
Convertible debentures	2,544,289		2,810,362
Debenture payable	52,031		51,500
Derivative liabilities	1,087,044		601,696
Long-term loan	$ 60,000		$ 60,000